Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

September 30, 2020

VIPAMG-QTLY-1120
1.808789.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 11/12/20 to 11/27/20 (a)
(Cost $789,882)	790,000	789,876
	Shares	Value

Fixed-Income Funds - 22.8%
Fidelity Emerging Markets Debt Central Fund (b)	204,237	$1,834,044
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	10,220	1,023,533
Fidelity Floating Rate Central Fund (b)	9,806	945,009
Fidelity High Income Central Fund (b)	33,841	3,536,083
Fidelity Inflation-Protected Bond Index Central Fund (b)	80,946	8,817,426
Fidelity International Credit Central Fund (b)	29,577	3,096,721
Fidelity VIP Investment Grade Central Fund (b)	267,651	30,806,627
TOTAL FIXED-INCOME FUNDS
(Cost $45,625,276)		50,059,443

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.10% (c)	1,131,131	1,131,357
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	3,523,148	3,523,500
TOTAL MONEY MARKET FUNDS
(Cost $4,654,857)		4,654,857

Equity Funds - 76.4%
Domestic Equity Funds - 53.7%
Fidelity Real Estate Equity Central Fund (b)	2,771	299,495
Fidelity U.S. Equity Central Fund (b)	1,129,555	113,757,530
Market Vectors Gold Miners ETF	101,327	3,967,965

TOTAL DOMESTIC EQUITY FUNDS		118,024,990

International Equity Funds - 22.7%
Fidelity Emerging Markets Equity Central Fund (b)	70,442	16,704,677
Fidelity International Equity Central Fund (b)	352,229	29,805,655
iShares MSCI Japan ETF (e)	58,091	3,431,435

TOTAL INTERNATIONAL EQUITY FUNDS		49,941,767

TOTAL EQUITY FUNDS
(Cost $136,029,277)		167,966,757
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $187,099,292)		223,470,933
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,583,082)
NET ASSETS - 100%		$219,887,851

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Dec. 2020	$277,980	$(5,612)	$(5,612)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	Dec. 2020	6,368,800	(41,577)	(41,577)
TOTAL FUTURES CONTRACTS					$(47,189)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $789,876.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,209
Fidelity Communication Services Central Fund	265,343
Fidelity Consumer Discretionary Central Fund	64,972
Fidelity Consumer Staples Central Fund	124,783
Fidelity Emerging Markets Debt Central Fund	72,863
Fidelity Emerging Markets Equity Central Fund	166,917
Fidelity Energy Central Fund	68,488
Fidelity Financials Central Fund	566,744
Fidelity Floating Rate Central Fund	36,393
Fidelity Health Care Central Fund	1,476,137
Fidelity High Income Central Fund	110,052
Fidelity Industrials Central Fund	104,499
Fidelity Inflation-Protected Bond Index Central Fund	25,303
Fidelity Information Technology Central Fund	2,920,005
Fidelity International Credit Central Fund	29,856
Fidelity International Equity Central Fund	310,055
Fidelity Materials Central Fund	24,047
Fidelity Money Market Central Fund	849
Fidelity Real Estate Equity Central Fund	11,207
Fidelity Securities Lending Cash Central Fund	963
Fidelity Utilities Central Fund	62,721
Fidelity VIP Investment Grade Central Fund	665,917
Total	$7,118,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$9,416,277	$1,728,142	$9,779,397	$53,933	$(1,418,955)	$--	0.0
Fidelity Consumer Discretionary Central Fund	10,863,056	1,010,939	8,974,978	148,157	(3,047,174)	--	0.0
Fidelity Consumer Staples Central Fund	7,130,400	897,942	7,850,629	(27,136)	(150,577)	--	0.0
Fidelity Emerging Markets Debt Central Fund	2,032,872	119,503	217,177	(15,443)	(85,711)	1,834,044	0.1
Fidelity Emerging Markets Debt Local Currency Central Fund	--	1,022,000	--	--	1,533	1,023,533	0.7
Fidelity Emerging Markets Equity Central Fund	17,660,309	516,023	1,489,325	(65,179)	82,849	16,704,677	0.8
Fidelity Energy Central Fund	4,513,193	271,113	5,567,326	(208,513)	991,533	--	0.0
Fidelity Financials Central Fund	20,166,947	1,265,088	18,175,261	(74,503)	(3,182,271)	--	0.0
Fidelity Floating Rate Central Fund	1,049,184	61,101	111,507	(2,247)	(51,522)	945,009	0.0
Fidelity Health Care Central Fund	16,864,575	1,929,937	13,698,994	396,869	(5,492,387)	--	0.0
Fidelity High Income Central Fund	1,073,011	2,625,837	282,335	3,119	116,451	3,536,083	0.1
Fidelity Industrials Central Fund	10,435,241	530,003	9,456,126	23,325	(1,532,443)	--	0.0
Fidelity Inflation-Protected Bond Index Central Fund	10,554,824	902,702	3,237,895	76,915	520,880	8,817,426	0.6
Fidelity Information Technology Central Fund	27,161,288	3,742,144	23,735,054	762,527	(7,930,905)	--	0.0
Fidelity International Credit Central Fund	2,086,650	1,188,109	264,438	411	85,989	3,096,721	0.7
Fidelity International Equity Central Fund	26,155,752	6,676,706	3,325,243	22,060	276,380	29,805,655	1.0
Fidelity Materials Central Fund	2,523,399	439,842	3,065,638	(22,945)	125,342	--	0.0
Fidelity Real Estate Equity Central Fund	3,141,098	37,314	2,156,863	(531,468)	(190,586)	299,495	0.0
Fidelity U.S. Equity Central Fund	--	89,912,806	393,128	(432,760)	24,670,612	113,757,530	0.5
Fidelity Utilities Central Fund	3,644,535	217,429	3,102,125	(12,477)	(747,362)	--	0.0
Fidelity VIP Investment Grade Central Fund	32,122,153	4,630,424	7,625,792	129,801	1,550,041	30,806,627	0.5
	208,594,764	119,725,104	122,509,231	224,446	4,591,717	210,626,800

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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